UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10337

Name of Fund: BlackRock New York Municipal Income Trust (BNY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York Municipal Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2011

Date of reporting period: 04/30/2011

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2011 (Unaudited)	BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York — 133.2%

Corporate — 17.3%
Chautauqua County Industrial Development Agency, RB, Nrg Dunkirk Power Project, 5.88%, 4/01/42	$1,000	$929,600
Essex County Industrial Development Agency New York, RB, International Paper Co. Project, Series A, AMT, 6.63%, 9/01/32	550	567,969
New York City Industrial Development Agency, RB, American Airlines Inc., JFK International Airport, AMT (a):
7.63%, 8/01/25	3,200	3,229,152
7.75%, 8/01/31	4,000	4,040,040
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	6,850	6,702,108
Port Authority of New York & New Jersey, RB, Continental Airlines Inc. and Eastern Air Lines Inc. Project, LaGuardia, AMT, 9.13%, 12/01/15	7,250	7,337,000
Suffolk County Industrial Development Agency New York, RB, KeySpan, Port Jefferson, AMT, 5.25%, 6/01/27	7,000	6,684,930

		29,490,799

County/City/Special District/School District — 25.4%
Amherst Development Corp., RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	1,100	948,981
City of New York New York, GO:
Series A-1, 4.75%, 8/15/25	750	780,907
Series C, 5.38%, 3/15/12 (b)	5,000	5,220,850
Series D, 5.38%, 6/01/12 (b)	15	15,814
Series D, 5.38%, 6/01/32	3,985	4,027,520
Sub-Series G-1, 6.25%, 12/15/31	500	556,960
Sub-Series I-1, 5.38%, 4/01/36	1,750	1,792,420
Hudson Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	5,425	4,549,188
(NPFGC), 4.50%, 2/15/47	970	734,300
Metropolitan Transportation Authority, RB, Transportation, Series D, 5.00%, 11/15/34	800	766,872

Municipal Bonds	Par (000)	Value

New York (continued)

County/City/Special District/School District (concluded)
New York City Industrial Development Agency, RB:
CAB, Yankee Stadium, PILOT (AGC), 6.05%, 3/01/42 (c)	$2,210	$312,008
Marymount School of New York Project (ACA), 5.13%, 9/01/21	750	762,750
Marymount School of New York Project (ACA), 5.25%, 9/01/31	500	478,875
Queens Baseball Stadium, PILOT (AGC), 6.38%, 1/01/39	150	155,642
Queens Baseball Stadium, PILOT (AMBAC), 5.00%, 1/01/36	4,900	4,043,725
Queens Baseball Stadium, PILOT (AMBAC), 5.00%, 1/01/39	500	408,610
Royal Charter, New York Presbyterian (AGM), 5.25%, 12/15/32	1,550	1,551,627
New York City Transitional Finance Authority, RB:
Fiscal 2009, Series S-3, 5.25%, 1/15/39	650	656,923
Series S-2 (NPFGC), 4.25%, 1/15/34	1,700	1,507,662
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC), 5.00%, 11/15/44	9,660	8,827,694
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project:
5.63%, 7/15/47	2,000	1,909,320
6.38%, 7/15/49	1,200	1,201,128
New York State Dormitory Authority, RB:
Interagency Council Pooled, Series A-1, 4.25%, 7/01/25	1,000	963,800
State University Dormitory Facilities, Series A, 5.00%, 7/01/39	750	746,580
New York State Dormitory Authority, Refunding RB, School Districts Financing Program, Series A (AGM), 5.00%, 10/01/35	395	390,592

		43,310,748

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	ACA Financial Guaranty Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
ERB	Education Revenue Bonds
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
LRB	Lease Revenue Bonds
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	APRIL 30, 2011	1

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (continued)

Education — 27.5%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A (d)(e):
7.00%, 5/01/25	$910	$227,527
7.00%, 5/01/35	590	147,518
City of Troy New York, Refunding RB, Rensselaer Polytechnic, Series A, 5.13%, 9/01/40	875	837,226
Dutchess County Industrial Development Agency New York, Refunding RB, Bard College Civic Facility, Series A-2, 4.50%, 8/01/36	7,000	5,824,980
Madison County Industrial Development Agency New York, RB:
Colgate University Project, Series B, 5.00%, 7/01/33	2,000	2,005,580
Commons II LLC, Student Housing, Series A (CIFG), 5.00%, 6/01/33	275	236,756
Nassau County Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 3/01/26	1,165	1,132,287
New York City Trust for Cultural Resources, Refunding RB, Museum of Modern Art, Series 1A, 5.00%, 4/01/31	1,000	1,022,350
New York State Dormitory Authority, RB:
5.83%, 7/01/39 (f)	650	554,359
Convent of the Sacred Heart (AGM), 5.25%, 11/01/24	155	160,515
Convent of the Sacred Heart (AGM), 5.63%, 11/01/32	750	767,565
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	210	213,352
Cornell University, Series A, 5.00%, 7/01/40	1,000	1,017,600
Mount Sinai School of Medicine, 5.13%, 7/01/39	2,000	1,901,280
The New School (AGM), 5.50%, 7/01/43	1,950	1,979,308
New School University (NPFGC), 5.00%, 7/01/41	9,000	8,402,940
New York University, Series 1 (AMBAC), 5.50%, 7/01/40	2,190	2,294,945
New York University, Series 2 (AMBAC), 5.00%, 7/01/41	4,000	3,932,400
New York University, Series A (AMBAC), 5.00%, 7/01/37	1,000	989,850
Rochester Institute of Technology, Series A, 6.00%, 7/01/33	1,000	1,062,040
University of Rochester, Series A, 5.13%, 7/01/39	850	850,221
Vassar College, 5.00%, 7/01/49	825	815,512
New York State Dormitory Authority, Refunding RB:
Brooklyn Law School, 5.75%, 7/01/33	475	493,777

Municipal Bonds	Par (000)	Value

New York (continued)

Education (concluded)
New York State Dormitory Authority, Refunding RB (concluded):
Skidmore College, Series A, 5.00%, 7/01/27	$190	$196,576
Skidmore College, Series A, 5.00%, 7/01/28	75	76,982
Skidmore College, Series A, 5.25%, 7/01/29	85	88,252
Teachers College, 5.50%, 3/01/39	450	456,831
Yeshiva University, 5.00%, 9/01/34	275	277,032
Suffolk County Industrial Development Agency, Refunding RB, New York Institute of Technology Project, 5.00%, 3/01/26	1,000	992,690
Tompkins County Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	700	719,502
Trust for Cultural Resources, RB:
Carnegie Hall, Series A, 4.75%, 12/01/39	2,250	2,078,055
Juilliard School, Series A, 5.00%, 1/01/39	2,100	2,110,479
Westchester County Industrial Development Agency New York, RB, Windward School Civic Facility (Radian), 5.25%, 10/01/31	2,500	2,269,875
Yonkers Industrial Development Agency New York, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/41	625	630,931

		46,767,093

Health — 7.6%
Dutchess County Local Development Corp., Refunding RB, Health Quest System Inc., Series A, 5.75%, 7/01/40	300	289,698
Genesee County Industrial Development Agency New York, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27	500	392,005
Monroe County Industrial Development Corp., RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	1,050	1,054,315
New York State Dormitory Authority, RB:
Hudson Valley Hospital (BHAC), 5.00%, 8/15/36	750	742,508
New York State Association for Retarded Children, Inc., Series A, 6.00%, 7/01/32	575	595,965
New York State Association for Retarded Children, Inc., Series B (AMBAC), 6.00%, 7/01/32	200	207,560
New York University Hospital Center, Series A, 6.00%, 7/01/40	500	501,000
New York University Hospital Center, Series B, 5.63%, 7/01/37	530	514,763
North Shore-Long Island Jewish Health System, 5.50%, 5/01/13 (b)	2,000	2,195,200
North Shore-Long Island Jewish Health System, Series A, 5.50%, 5/01/37	1,775	1,722,478

2	BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	APRIL 30, 2011

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (continued)

Health (concluded)
New York State Dormitory Authority, Refunding RB:
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	$1,385	$1,381,260
North Shore-Long Island Jewish Health System, Series E, 5.50%, 5/01/33	1,100	1,082,081
Suffolk County Industrial Development Agency New York, Refunding RB, Jeffersons Ferry Project, 5.00%, 11/01/28	1,175	1,014,389
Westchester County Healthcare Corp. New York, Refunding RB, Senior Lien, Series B, 6.00%, 11/01/30	375	372,866
Westchester County Industrial Development Agency New York, MRB, Kendal on Hudson Project, Series A, 6.38%, 1/01/24	1,000	942,970

		13,009,058

Housing — 5.1%
New York Mortgage Agency, Refunding RB, AMT:
Homeowner Mortgage, Series 97, 5.50%, 4/01/31	1,970	1,962,829
Series 101, 5.40%, 4/01/32	4,465	4,387,934
New York State HFA, RB, Highland Avenue Senior Apartments, Series A, AMT (SONYMA), 5.00%, 2/15/39	1,500	1,303,665
Yonkers Economic Development Corp., Refunding RB, Riverview II (Freddie Mac), 4.50%, 5/01/25	1,000	970,650

		8,625,078

State — 4.8%
New York State Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	600	648,012
New York State Dormitory Authority, LRB, Municipal Health Facilities, Sub- Series 2-4, 4.75%, 1/15/30	1,850	1,791,892
New York State Dormitory Authority, RB, Mental Health Services Facilities Improvement, Series B (AMBAC), 5.00%, 2/15/35	4,855	4,768,435
State of New York, GO, Series A, 4.75%, 2/15/37	1,000	992,580

		8,200,919

Tobacco — 8.1%
New York Counties Tobacco Trust III, RB, Tobacco Settlement Pass-Thru, Turbo, 6.00%, 6/01/43	6,700	5,516,713
Rensselaer Tobacco Asset Securitization Corp., RB, Asset-Backed, Series A, 5.75%, 6/01/43	2,500	1,982,650
Rockland Tobacco Asset Securitization Corp., RB, Asset-Backed, 5.75%, 8/15/43	5,000	3,963,400
TSASC Inc. New York, RB, Tobacco Settlement Asset-Backed, Series 1, 5.75%, 7/15/12 (b)	2,250	2,393,550

		13,856,313

Municipal Bonds	Par (000)	Value

New York (concluded)

Transportation — 23.6%
Hudson Yards Infrastructure Corp., RB (AGC), 5.00%, 2/15/47	$1,000	$877,630
Metropolitan Transportation Authority, RB, Series 2008C, 6.50%, 11/15/28	1,000	1,124,000
Metropolitan Transportation Authority, Refunding RB:
Series A, 5.00%, 11/15/30	12,000	12,015,600
Series A, 5.13%, 11/15/31	8,000	7,914,640
Transportation, Series F (NPFGC), 5.00%, 11/15/31	1,000	973,680
New York City Industrial Development Agency, RB, Airis JFK I LLC Project, Series A, AMT, 5.50%, 7/01/28	9,000	7,630,380
Port Authority of New York & New Jersey, RB:
Consolidated, 116th Series, 4.13%, 9/15/32	500	456,420
Consolidated, 161st Series, 4.50%, 10/15/37	500	466,300
JFK International Air Terminal, 6.00%, 12/01/42	1,000	955,600
Special Project, JFK International Air Terminal, Series 6, AMT (NPFGC), 6.25%, 12/01/13	1,000	1,042,760
Special Project, JFK International Air Terminal, Series 6, AMT (NPFGC), 5.75%, 12/01/22	7,000	6,710,060

		40,167,070

Utilities — 13.8%
Long Island Power Authority, RB, General, Series C (CIFG), 5.25%, 9/01/29	2,000	2,096,320
Long Island Power Authority, Refunding RB, Series A, 5.75%, 4/01/39	4,000	4,188,760
New York City Municipal Water Finance Authority, RB:
Election of 2002, Series C, 5.00%, 6/15/32	6,500	6,501,235
Series A (NPFGC), 5.00%, 6/15/32	4,000	4,000,760
Series B, 5.00%, 6/15/36	750	753,322
New York City Municipal Water Finance Authority, Refunding RB:
Second General Resolution, Fiscal 2011, Series BB, 5.00%, 6/15/31	1,000	1,034,010
Series D, 5.00%, 6/15/39	5,000	5,010,800

		23,585,207

Total Municipal Bonds in New York		227,012,285

Guam — 0.9%

State — 0.6%
Territory of Guam, GO, Series A, 7.00%, 11/15/39	970	991,185

Utilities — 0.3%
Guam Government Waterworks Authority, Refunding RB, Water, 5.88%, 7/01/35	600	545,730

Total Municipal Bonds in Guam		1,536,915

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	APRIL 30, 2011	3

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Puerto Rico — 12.0%

County/City/Special District/School District — 1.1%
Puerto Rico Sales Tax Financing Corp., RB:
CAB, Series A, 6.39%, 8/01/32 (c)	$1,685	$421,216
First Sub-Series A (AGM), 5.00%, 8/01/40	1,000	934,470
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC), 5.77%, 8/01/41 (c)	3,500	467,600

		1,823,286

Housing — 1.8%
Puerto Rico Housing Finance Authority, Refunding RB, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	3,000	3,012,030

State — 8.1%
Commonwealth of Puerto Rico, GO, Refunding, Public Improvement, Series C, 6.00%, 7/01/39	700	685,034
Puerto Rico Highway & Transportation Authority, Refunding RB, Series CC (AGM), 5.50%, 7/01/30	2,750	2,766,005
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series D:
5.25%, 7/01/12 (b)	3,400	3,584,382
5.25%, 7/01/36	1,600	1,405,568
Puerto Rico Public Finance Corp., RB, Commonwealth Appropriation, Series E, 5.50%, 2/01/12 (b)	3,000	3,117,300
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 5.75%, 8/01/37	2,000	1,960,000
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC), 5.98%, 8/01/43 (c)	2,500	290,375

		13,808,664

Transportation — 0.1%
Puerto Rico Highway & Transportation Authority, Refunding RB, Series AA-1 (AGM), 4.95%, 7/01/26	250	243,735

Utilities — 0.9%
Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 6.00%, 7/01/38	1,100	1,048,300
Puerto Rico Electric Power Authority, Refunding RB, Series VV (NPFGC), 5.25%, 7/01/29	500	474,160

		1,522,460

Total Municipal Bonds in Puerto Rico		20,410,175

Total Municipal Bonds – 146.1%		248,959,375

Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value

New York — 12.6%

Housing — 9.0%
New York Mortgage Agency, RB, 31st Series A, AMT, 5.30%, 10/01/31	$15,500	$15,252,465

Utilities — 3.6%
New York City Municipal Water Finance Authority, RB:
Fiscal 2009, Series A, 5.75%, 6/15/40	1,200	1,287,203
Series FF-2, 5.50%, 6/15/40	810	844,192
New York City Municipal Water Finance Authority, Refunding RB, Series A, 4.75%, 6/15/30	4,000	4,018,800

		6,150,195

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 12.6%		21,402,660

Total Long-Term Investments (Cost – $278,957,157) – 158.7%		270,362,035

Short-Term Securities	Shares

BIF New York Municipal Money Fund, 0.00% (h)(i)	1,040,628	1,040,628

Total Short-Term Securities (Cost – $1,040,628) – 0.6%		1,040,628

Total Investments (Cost – $279,997,785*) – 159.3%		271,402,663
Other Assets Less Liabilities – 2.7%		4,560,302
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (6.5)%		(11,094,865)
Preferred Shares, at Redemption Value – (55.5)%		(94,505,717)

Net Assets – 100.0%		$170,362,383

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$267,744,933

Gross unrealized appreciation	$4,116,486
Gross unrealized depreciation	(11,548,230)

Net unrealized depreciation	$(7,431,744)

(a)	Variable rate security. Rate shown is as of report date.

(b)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Non-income producing security.

(f)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(g)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

4	BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	APRIL 30, 2011

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)

(h)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2010	Net Activity	Shares Held at April 30, 2011	Income

BIF New York Municipal Money Fund	414,030	626,598	1,040,628	—

(i)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

•	Financial futures contracts sold as of April 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

73	30-Year U.S. Treasury Bond	Chicago Board of Trade	June 2011	$8,697,205	$(236,170)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad level for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

5	BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	APRIL 30, 2011

Schedule of Investments (concluded)	BlackRock New York Municipal Income Trust (BNY)

The following tables summarize the inputs used as of April 30, 2011 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	—	$270,362,035	—	$270,362,035

Short-Term Securities	$1,040,628	—	—	1,040,628

Total	$1,040,628	$270,362,035	—	$271,402,663

[1]	See above Schedule of Investments for values in each sector.

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(236,170)	—	—	$(236,170)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

6	BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	APRIL 30, 2011

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Income Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BlackRock New York Municipal Income Trust

Date: June 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Trust

Date: June 24, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Income Trust

Date: June 24, 2011